                              SoGen Overseas Fund
                                SoGen Gold Fund
                                SoGen Money Fund
                      ----------------------------------

                                     (ART)





                      ----------------------------------
                               Semi-Annual Report
                               September 30, 1995

                               SoGen Funds, Inc.

                             THE PRESIDENT'S LETTER

Dear Shareholder:

SOGEN OVERSEAS FUND

  Since inception (two years and one month ago) through September 30, 1995 the value of an investment in your Fund increased at a compounded average annual rate of 12.65%.*

  As of September 30, 1995, your Fund's net assets, on an economic basis, were invested as follows:

       Foreign stocks(1)        77.3%
       U.S. dollar bonds         9.7
       Foreign currency bonds    3.5
       Cash and equivalents      9.5
                               -----
                               100.0%
                               =====

  -----------
  (1) Includes convertible bonds with moderate premia.

  The ten major holdings were Bank for International Settlements, U.S. and French Tranches (the central banks' central bank, with some gold assets); Randstad Holdings NV (Netherlands temporary employment company); Fuji Photo Film Co., Ltd. (Japanese film and imaging company); Buderus AG (German heating products company); Noranda, Inc. (Canadian base metals, forest products and energy company); Lonrho plc (British conglomerate, with interests in Africa); Legrand ADP (French low-voltage electrical fittings manufacturer); CDL Hotels International Ltd. (Hong Kong listed hotel chain); Antofagasta Holdings plc (London listed Chilean conglomerate); and Bayer AG (German chemicals and pharmaceuticals company).

  About 48% of the foreign stock portfolio was invested in developed countries in continental Europe, 14% in Japan and 10% in emerging countries in the Pacific Rim. Other relatively large investments (about 4%-5% each) were in Latin America, Canada, New Zealand, and emerging markets in Europe and Africa.

  Of late, my associates and I have come up with a few specific investment ideas in a number of countries, including Japan. As a result, cash equivalents have declined to less than 10% of total net assets.

                                  (continued)

SOGEN GOLD FUND

  Since inception (two years and one month ago) the value of an investment in your Fund increased at a compounded average annual rate of 10.20%.*

  As of September 30, 1995, your Fund's net assets, on an economic basis, were invested as follows:

       Bank for International
         Settlements
         (U.S. and French Tranches)       12.2%
       Freeport McMoRan Copper and Gold
         (Preferred Series B, C, and D)   12.5
       U.S. securities                    18.1
       Canadian securities                 7.1
       Australian and New Zealand
         securities                        9.7
       South African securities           13.5
       Miscellaneous securities           25.2
       Cash and equivalents                1.7
                                         -----
                                         100.0%
                                         =====

  To our mind, the risk of a decline in the price of gold is low, possibly very low, as a result of:

    1. A long and deep bear market between early 1980 and early 1993.

    2. An imbalance, during the past few years, between demand (mostly jewelry) over supply (mostly mine production). The gap has been filled so far by central bank selling and forward sales by gold miners. In addition, private investment demand has been generally weak. We continue to believe that eventually the price of gold will move up in a substantial manner.

SOGEN MONEY FUND

  Short-term interest rates have declined over the past six months, but a further decline does not seem likely in the near future.

                                                Sincerely yours,

                                                /s/ Jean-Marie Eveillard
                                                Jean-Marie Eveillard
                                                President

October 29, 1995
----------------------
* These figures assume the immediate reinvestment of all dividends and distributions and do not give effect to the deduction of the sales load.

                               SoGen Funds, Inc.

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

SOGEN OVERSEAS FUND

  The twelve months ended September 30, 1995 were characterized by significant turmoil in foreign equity markets. European markets were mixed but were generally poor performers. The Fund added to its European stock holdings throughout the year as prices pulled back. Japanese equities continued to decline until the summer when they started to recover; accordingly, the Fund significantly increased its investments in Japan on a very selective basis in stocks we consider to be undervalued. Emerging markets collapsed in late December 1994 at the time of the Mexican devaluation. Although these markets recovered from the lows reached at the beginning of this year, valuations are still well below the peaks of 1994. As a result, we added to our stock holdings in those markets but also found that Brady bonds represented an attractive opportunity as an alternative to equity investments in Latin America and other emerging markets. Consequently, while foreign stocks account for approximately 77% of net assets compared to 58% a year ago, U.S. dollar denominated bonds now represent nearly 10% of net assets compared to 3% a year ago. Foreign currency bond holdings also rose to 4% of net assets from 1% a year ago, while cash and equivalents decreased from 38% of net assets to 10% over the same period. The decline in the value of the U.S. dollar had a limited impact on the performance of the Fund due to the fact that its foreign currency exposure was partially hedged throughout the period.

SOGEN GOLD FUND

  During the past twelve months, gold traded within the $375-$395 range, ending the period at $384. The Fund's holdings remain widely diversified, and the portfolio should continue to prove less volatile than the average gold mining stock. We continue to avoid stocks of mining companies that we consider expensive as they already reflect a higher price for gold. The Fund will remain fully invested in gold related securities.

                               SoGen Funds, Inc.

                            SUMMARIES OF FUND DATA

  The tables below cover the period from August 31, 1993 to September 30, 1995. The results shown should not be considered as a representation of the dividend income or capital gain or loss which may be realized from an investment made in a fund today. The amounts shown in the capital gains distribution and income dividend columns were paid to shareholders during the period ended with the date shown in the first column.

                                                                                NET ASSET
                                                                                VALUE OF
                                                                               INVESTMENT
                                                                                  WITH
                                                                                DIVIDENDS
                                                                   INVESTMENT      AND
                    NUMBER                 NET ASSET CAPITAL GAINS   INCOME   DISTRIBUTIONS
                   OF SHARES   TOTAL NET     VALUE   DISTRIBUTIONS DIVIDENDS   REINVESTED
                  OUTSTANDING    ASSETS    PER SHARE   PER SHARE   PER SHARE  (CUMULATIVE)*
                  ----------- ------------ --------- ------------- ---------- -------------
SOGEN OVERSEAS FUND
August 31, 1993
 (inception)           5,000  $     50,000  $10.00          --          --       $10.00
March 31, 1994    10,387,229   119,843,407   11.54          --          --        11.54
March 31, 1995    37,684,232   439,230,168   11.65       $0.02**     $0.05        11.72
September
 30, 1995
 (six months)+    41,310,272   526,256,224   12.74          --          --        12.82

-------------------------------------------------------------------------------------------

SOGEN GOLD FUND
August 31, 1993
 (inception)           3,500  $     35,000  $10.00          --          --       $10.00
March 31, 1994     1,961,653    22,406,115   11.42          --          --        11.42
March 31, 1995     4,515,060    50,921,957   11.28       $0.08**     $0.04        11.40
September
 30, 1995
 (six  months)+    4,115,023    49,851,685   12.11          --          --        12.24

----------------------
 * The calculation is based on an assumed investment in one share with income dividends and capital gains distributions, if any, reinvested in additional shares. (No adjustment has been made for any income taxes payable by shareholders on such dividends and distributions.)

** Comprised entirely of short-term capital gains.

 + Unaudited.

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

   NUMBER                                                 COST        VALUE
 OF SHARES                                              (NOTE 1)     (NOTE 1)
 ----------                                           ------------ ------------

            COMMON AND PREFERRED STOCKS
             UNITED KINGDOM AND IRELAND (4.64%)
  1,325,000 Antofagasta Holdings plc (18)..........   $  5,981,006 $  7,082,747
  2,500,000 Lonrho plc (18)........................      5,334,190    6,582,993
    350,000 Greencore Group plc (1)................      1,918,344    2,716,560
    700,000 McBride plc (a)(13)....................      2,305,401    2,131,071
    175,000 Scottish Television plc (11)...........      1,213,407    1,403,185
    375,000 Blenheim Group plc (11)................      1,714,724    1,369,974
    325,000 Royal Doulton plc (13).................      1,171,977    1,320,947
  2,000,000 Bardon Group plc (6)...................      1,293,052      901,455
    350,000 ED&F Man Group plc (10)................        974,694      896,710
                                                      ------------ ------------
                                                        21,906,795   24,405,642
                                                      ------------ ------------
             NORWAY (2.50%)
    296,000 Transocean Drilling AS (a)(7)..........      1,875,091    4,783,695
     50,000 Orkla AS (13)..........................      1,587,368    2,268,927
    375,000 Western Bulk Shipping AS (14)..........      2,191,196    2,030,093
    150,000 Schibsted AS (11)......................      1,666,168    1,743,491
     50,000 Petroleum Geo-Services AS ADR (a)(7)...        794,200    1,225,000
     65,000 Simrad AS "A' (18).....................      1,085,417      890,056
      1,000 Adelsten A/S Class "A' (12)............        149,458      103,494
      1,000 Adelsten A/S Class "B' (12)............        120,513      103,494
                                                      ------------ ------------
                                                         9,469,411   13,148,250
                                                      ------------ ------------
             SWEDEN (1.90%)
    217,500 AssiDoman AB (5).......................      4,563,123    5,228,591
    305,000 Bylock & Nordsjofrakt AB "B' (14)......      2,782,573    2,590,364
    129,700 Orrefors Kosta Boda AB (13)............      1,763,639    1,773,668
     30,000 IRO AB (8).............................        336,815      397,299
                                                      ------------ ------------
                                                         9,446,150    9,989,922
                                                      ------------ ------------
             FINLAND (0.80%)
    685,000 Tampella Oy AB (a)(8)..................      2,409,363    2,195,178
     50,000 Vaisala Oy A (15)......................      1,809,689    1,824,540
     10,000 Aamulehti Yhtymae Oy II (a)(11)........        151,826      189,471
                                                      ------------ ------------
                                                         4,370,878    4,209,189
                                                      ------------ ------------
             DENMARK (1.24%)
    100,000 Carlsberg International A/S Class "B'
             (13)..................................      4,392,511    4,907,090
     17,500 Kobenhavns Lufthavne A/S (14)..........        772,880    1,310,211
      5,000 Aarhus Oliefabrik Class A/S Class "B'
             (1)...................................        275,816      284,142
                                                      ------------ ------------
                                                         5,441,207    6,501,443
                                                      ------------ ------------
             GERMANY (5.50%)
     18,750 Buderus AG (8).........................      7,897,658    8,174,422
     25,000 Bayer AG (9)...........................      5,574,156    6,383,834
      7,000 Axel Springer Verlag AG (11)...........      2,892,246    4,227,431
      3,250 Hornbach Holdings AG Pfd. (12).........      3,225,720    3,502,449

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

   NUMBER                                                 COST        VALUE
 OF SHARES                                              (NOTE 1)     (NOTE 1)
 ----------                                           ------------ ------------

            COMMON AND PREFERRED STOCKS (continued)
             GERMANY (continued)
      3,250 Sudzucker AG Pfd. (13).................   $  1,105,918 $  1,378,236
      7,000 SAP AG Pfd. (15).......................        173,997    1,138,908
      9,500 Ex-Cell-O Holding AG (8)...............      1,862,491    1,030,440
      4,900 Felten & Guilleaume Energietechnik AG
             (8)...................................      1,105,738      908,677
      3,250 Spar Handells AG Pfd. (12).............        762,947      814,205
      5,500 Bertelsmann AG D.R.C. (11).............        704,223      746,676
      5,000 Deutsche Lufthansa AG Pfd. (14)........        584,847      629,811
                                                      ------------ ------------
                                                        25,889,941   28,935,089
                                                      ------------ ------------
             SWITZERLAND (6.91%)
      1,095 Bank for International Settlements
             (U.S. Tranche) (2)....................      8,202,093    9,855,473
        467 Bank for International Settlements
             (French Tranche) (2)..................      3,418,386    3,648,992
      6,350 Schindler Holding AG PC (8)............      7,393,023    5,632,842
      4,500 Merck AG Pfd. Bearer (18)..............      2,502,356    4,353,959
      2,500 Lindt & Sprungli AG PC (13)............      3,153,127    3,634,790
      9,750 Sika Finanz AG Bearer (6)..............      2,750,854    2,463,868
      5,000 Societe Generale d'Affichage SA D.R.C.
             (11)..................................      1,380,233    2,172,219
     13,500 Swissair AG D.R.C. (a)(14).............      1,452,468    1,518,823
      2,025 Kuhne & Nagel International AG (14)....      1,244,830    1,235,504
        275 Banque Privee Edmond de Rothschild SA
             Bearer (10)...........................        958,153    1,070,964
         84 Vetropack Holding AG Bearer (18).......        258,151      276,244
        850 Vetropack Holding AG PC (18)...........        230,326      257,464
      2,500 Pelikan Holdings AG Bearer (a)(13).....        275,811      240,155
                                                      ------------ ------------
                                                        33,219,811   36,361,297
                                                      ------------ ------------
             AUSTRIA (1.30%)
     38,500 VAE AG (8).............................      4,052,758    3,502,264
     52,500 Flughafen Wien AG (14).................      2,277,850    3,317,989
                                                      ------------ ------------
                                                         6,330,608    6,820,253
                                                      ------------ ------------
             NETHERLANDS (3.51%)
    200,000 Randstad Holdings NV (18)..............      4,642,760    8,588,573
     85,000 Philips Electronics NV ADR (9).........      2,141,934    4,143,750
    125,000 German City Estates NV (4).............      2,226,632    2,101,825
     70,000 Apothekers Cooperatie OPG U.A. (18)....      1,852,980    1,693,336
     50,000 Content Beheer NV (18).................        790,859    1,240,780
      5,000 Holdingmaatschappij De Telegraaf NV
             (11)..................................        376,661      684,460
                                                      ------------ ------------
                                                        12,031,826   18,452,724
                                                      ------------ ------------
             BELGIUM (0.37%)
      8,500 Deceuninck Plastics Industries SA (6)..      1,045,308      997,615
      1,640 Societe Belge de Betons, SA (8)........        936,380      949,833
                                                      ------------ ------------
                                                         1,981,688    1,947,448
                                                      ------------ ------------

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

   NUMBER                                                 COST        VALUE
 OF SHARES                                              (NOTE 1)     (NOTE 1)
 ----------                                           ------------ ------------

            COMMON AND PREFERRED STOCKS (continued)
             FRANCE (8.95%)
     80,000 Legrand ADP (8)........................   $  6,294,796 $  7,825,866
     67,184 Gaumont SA (11)........................      3,669,196    3,886,029
     57,500 Elf Aquitaine (7)......................      4,470,205    3,877,873
     15,750 NSC (Nicolas Schlumberger et Cie) (8)..      3,023,513    3,196,509
     37,500 Comptoir Lyon-Alemand-Louyot (a)(2)....      2,939,502    3,105,180
     15,359 Promodes C.I. (12).....................      1,891,266    2,867,782
     23,500 Essilor International ADP (13).........      2,953,527    2,813,942
     30,000 Eramet (3).............................      2,103,650    2,277,132
     22,500 Compagnie des Salins du Midi et des
             Salines de L'Est (1)..................      1,751,383    1,826,576
     17,295 Emin Leydier (5).......................      1,219,819    1,758,545
      4,000 Taittinger (13)........................      1,860,272    1,745,395
      5,000 Taittinger C.I. (13)...................      1,388,671    1,390,227
     15,000 Compagnie Generale des Eaux (18).......      1,377,704    1,439,951
      3,000 Societe Sucriere de Pithiviers-le-Vieil
             (1)...................................      1,148,828    1,391,242
     40,000 Groupe Legris Industries SA (8)........      1,606,124    1,383,327
      7,000 Sabeton SA (18)........................      1,421,279      973,159
     16,300 Burelle SA (8).........................      1,077,255      860,114
      5,000 Robertet SA (18).......................        734,584      740,778
     10,000 La Brosse et Dupont (13)...............        718,978      663,656
      6,272 Rougier SA (5).........................        550,250      632,641
      8,865 Conflandey (8).........................        545,436      548,569
      5,500 C.E.E. (Continentale d'Equipements
             Electriques) (18).....................        653,923      436,450
     10,000 SAGA (Societe Anonyme de Gerance et
             d'Armement) (14)......................        944,383      422,142
      4,500 Crometal (18)..........................        339,900      328,692
     10,000 Teleflex Lionel Dupont (18)............        314,536      282,104
      3,391 Guillard Musiques (13).................        116,983      158,357
      1,000 Elf Gabon (7)..........................        142,345      141,864
      7,500 Immobiliere Hoteliere (a)(4)...........        398,956      129,382
                                                      ------------ ------------
                                                        45,657,264   47,103,484
                                                      ------------ ------------
             ITALY (0.60%)
  2,750,000 Montedison Non Convertible Savings SpA
             (a)(18)...............................      1,429,373    1,655,108
    175,000 Arnoldo Mondadori Editore SpA (11).....      1,103,392    1,072,755
     35,000 Istituto Finanziario Industriale SpA
             Pfd. (18).............................        477,900      430,185
                                                      ------------ ------------
                                                         3,010,665    3,158,048
                                                      ------------ ------------
             SPAIN AND PORTUGAL (0.47%)
    200,000 Energia e Industrias Aragonesas S.A.
             (18)..................................      1,222,310      991,534
    197,500 Omsa Alimentacion SA (13)..............      1,039,509      919,944
     15,000 Companhia de Celulose do Caima SA (5)..        314,246      459,678
      8,000 Espirito Santo Financial Holdings SA
             ADR (10)..............................        124,280       94,000
                                                      ------------ ------------
                                                         2,700,345    2,465,156
                                                      ------------ ------------

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

   NUMBER                                                 COST        VALUE
 OF SHARES                                              (NOTE 1)     (NOTE 1)
 ----------                                           ------------ ------------

            COMMON AND PREFERRED STOCKS (continued)
             GREECE (0.72%)
    379,380 H. Benrubi & Fils SA (13)..............   $  2,265,444 $  1,873,280
     18,000 H. Benrubi & Fils SA Pfd. (13).........         92,035       61,829
     38,840 Titan Cement Co. (6)...................      1,141,872    1,666,000
      6,930 Titan Cement Co. Pfd. (6)..............        171,005      203,823
                                                      ------------ ------------
                                                         3,670,356    3,804,932
                                                      ------------ ------------
             COMMONWEALTH OF INDEPENDENT STATES AND
               EASTERN EUROPE (0.39%)
      9,000 Baltic Republics Fund Limited
             (a)(b)(17)............................        905,750      931,500
    100,000 First NIS Regional Fund (a)(b)(17).....        700,000      665,000
      1,500 Chinoin Rt (18)........................        667,107      436,894
      1,500 Central European Media Enterprises Ltd.
             ADR Class A (a)(11)...................         21,000       37,875
                                                      ------------ ------------
                                                         2,293,857    2,071,269
                                                      ------------ ------------
             TURKEY (0.51%)
 58,196,000 Medya Holdings (11)....................      2,921,935    1,433,617
 48,230,000 Sabah Yayincilik A.S. (11).............      1,159,231    1,224,857
                                                      ------------ ------------
                                                         4,081,166    2,658,474
                                                      ------------ ------------
             ISRAEL (0.69%)
  1,205,550 The Israel Land Development Company
             Ltd. (18).............................      5,337,394    3,484,434
     15,000 The Israel Land Development Company
             Ltd. ADR (18).........................        202,500      129,375
                                                      ------------ ------------
                                                         5,539,894    3,613,809
                                                      ------------ ------------
             SOUTH AFRICA (1.92%)
    321,910 Omni Media Corporation (11)............      2,087,006    3,305,709
  1,118,600 Stellenbosch Farmers' Winery Group
             Limited (1)...........................      1,025,788    1,562,226
     78,500 Johnnies Industrial Ltd. ADR (2).......        678,956      951,221
     46,500 Johnnies Industrial Ltd. (2)...........        472,794      563,462
    275,000 Pick'n Pay Stores Ltd. (12)............        813,128      847,196
    200,000 J D Group Ltd. (12)....................        352,038      835,215
     78,500 JCI Ltd. ADR (3).......................        426,331      671,763
     56,500 JCI Ltd. (3)...........................        366,874      483,501
     80,878 Anglo American Platinum Co. ADR (2)....        457,906      531,550
     55,000 Anglo American Platinum Co. (2)........        389,560      361,470
                                                      ------------ ------------
                                                         7,070,381   10,113,313
                                                      ------------ ------------
             JAPAN (10.83%)
    335,000 Fuji Photo Film Co., Ltd. (13).........      8,186,144    8,316,080
    115,000 Ito-Yokado Co. Ltd. (12)...............      5,969,644    6,333,668
     52,500 Hitachi Ltd. ADR (8)...................      4,891,758    5,781,562
     36,450 Toho Co. (11)..........................      5,662,613    5,678,140
    575,000 Nisshinbo Industries Inc. (18).........      5,844,504    4,969,849
    400,000 Tokyo Marine and Fire Insurance Co.,
             Ltd. (10).............................      4,649,539    4,301,507

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

   NUMBER                                                 COST        VALUE
 OF SHARES                                              (NOTE 1)     (NOTE 1)
 ----------                                           ------------ ------------

            COMMON AND PREFERRED STOCKS (continued)
             JAPAN (continued)
     75,000 Tsutsumi Jewelry Co., Ltd. (12)........   $  3,986,911 $  3,512,562
    350,000 Nittetsu Mining Co., Ltd. (18).........      3,095,299    3,060,301
     85,000 Asatsu Inc. (11).......................      3,142,943    3,032,663
    145,000 Shimano Inc. (18)......................      3,056,604    2,914,572
    400,000 Dai-Tokyo Fire & Marine Insurance Co.,
             Ltd. (10).............................      2,657,121    2,693,467
    267,000 Aida Engineering Limited (8)...........      1,930,219    1,918,643
    330,000 Iino Kaiun Kaisha (14).................      2,081,069    1,658,291
     40,000 Chofu Seisakusho (13)..................        907,215      976,884
     50,000 Nomura Securities Co., Ltd. (10).......        992,891      974,874
     35,000 Yoshimoto Kogyo Co., Ltd. (11).........        471,354      457,286
     25,000 Japan Airport Terminal Co., Ltd. (14)..        263,229      304,020
      8,000 Sotoh Co., Ltd. (18)...................         91,542       92,462
                                                      ------------ ------------
                                                        57,880,599   56,976,831
                                                      ------------ ------------
             SOUTH KOREA (0.96%)
     74,090 Ssangyong Cement Industries Pfd. (6)...      1,477,703    1,350,247
     60,000 LG Electronics Co., Ltd. Pfd. (15).....      1,214,335    1,140,328
      1,458 LG Electronics Co., Ltd. (15)..........         41,610       48,966
     50,000 Choong Nam Spinning (a)(18)............      1,140,745    1,139,026
     17,960 Young Chang Akki Co. (a)(13)...........        910,839      853,345
     10,000 LG Industrial Systems (8)..............        324,329      317,625
     10,000 Korean Air Pfd. (14)...................        186,378      179,640
                                                      ------------ ------------
                                                         5,295,939    5,029,177
                                                      ------------ ------------
             HONG KONG (2.81%)
 16,950,000 CDL Hotels International Ltd. (4)......      6,873,150    7,672,659
  5,150,000 Shaw Brothers (Hong Kong) Limited (11).      7,466,361    5,861,355
  2,000,000 South China Morning Post Holdings Corp.
             (11)..................................      1,108,034    1,183,393
  1,000,000 ACME Landis Holdings Ltd. (18).........        119,119       90,532
                                                      ------------ ------------
                                                        15,566,664   14,807,939
                                                      ------------ ------------
             SINGAPORE AND MALAYSIA (1.26%)
    875,000 Clipsal Industries Ltd. (6)............      2,031,575    2,187,500
    850,000 Times Publishing Ltd. (11).............      2,151,501    1,970,495
    225,500 Singapore Bus Service Ltd. (14)........      1,829,530    1,489,076
    250,000 Rothmans Industries Limited (13).......      1,251,166    1,001,053
                                                      ------------ ------------
                                                         7,263,772    6,648,124
                                                      ------------ ------------
             THAILAND AND VIETNAM (0.54%)
    145,600 The Lazard Vietnam Fund Limited
             (a)(b)(17)............................      1,499,680    1,528,800
     72,800 Vietnam Frontier Fund (a)(b)(17).......        749,840      764,400
    189,000 Oriental Hotel PCL (4).................        555,041      549,790
                                                      ------------ ------------
                                                         2,804,561    2,842,990
                                                      ------------ ------------

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

   NUMBER                                                 COST        VALUE
 OF SHARES                                              (NOTE 1)     (NOTE 1)
 ----------                                           ------------ ------------

            COMMON AND PREFERRED STOCKS (continued)
             INDIA AND PAKISTAN (0.77%)
    145,000 The India Fund, Inc. (17)..............   $  1,744,375 $  1,413,750
    135,090 The Pakistan Investment Fund Inc. (17).      1,379,777      894,971
     10,000 The Spartek Emerging Opportunities of
             India Fund (a)(b)(17).................      1,035,000      788,300
     75,000 Gujarat Narmada Valley Fertilizers
             Company Limited GDR (a)(1)............        862,500      571,875
     50,000 Gujarat Narmada Valley Fertilizers
             Company Limited GDR (a)(b)(1).........        640,625      381,250
                                                      ------------ ------------
                                                         5,662,277    4,050,146
                                                      ------------ ------------
             AUSTRALIA AND NEW ZEALAND (3.83%)
  2,675,549 Carter Holt Harvey Limited (5).........      5,727,655    6,231,736
  3,850,000 Tasman Agriculture Limited (c)(1)......      2,806,069    3,495,688
  3,363,000 Shortland Properties, Limited (4)......      1,728,300    1,902,909
  4,103,338 Evergreen Forests Limited (a)(5).......      1,928,855    1,862,855
  1,250,000 Wrightson, Limited (1).................      1,215,338    1,019,822
    375,700 Radio Pacific Limited (c)(11)..........        682,453      632,811
    415,000 The Colonial Motor Company Limited
             (18)..................................        492,619      559,750
    825,000 Apple Fields Limited (a)(1)............        507,472      401,678
    250,000 Damba Holdings Limited (a)(18).........        130,848      123,365
    725,000 Eltin Limited (2)......................      2,382,417    1,611,840
  1,050,000 Spotless Services, Limited (18)........      1,099,507    1,191,015
    800,000 Motors Holding Limited (18)............        595,561      604,960
  1,111,097 Defender Limited (13)..................        657,937      537,735
                                                      ------------ ------------
                                                        19,955,031   20,176,164
                                                      ------------ ------------
             CANADA (3.47%)
    400,000 Noranda, Inc. (3)......................      7,247,470    8,123,719
    200,000 Canadian Pacific Ltd. (18).............      3,139,763    3,200,000
    225,000 Dofasco, Inc. (3)......................      3,379,949    2,724,986
    750,000 Redstone Resources, Inc. (7)...........      3,204,852    2,068,193
    200,000 Le Groupe Videotron Ltee. (11).........      1,781,558    1,499,906
    102,600 United Grain Growers, Limited (1)......        661,542      649,972
                                                      ------------ ------------
                                                        19,415,134   18,266,776
                                                      ------------ ------------
             MEXICO (0.70%)
    825,000 Industrias Penoles S.A.de C.V. (3).....      2,267,883    3,101,260
     30,000 Grupo Televisa S.A. GDR (11)...........        631,975      600,000
                                                      ------------ ------------
                                                         2,899,858    3,701,260
                                                      ------------ ------------
             ARGENTINA (1.77%)
  5,950,000 Siderca S.A.I.C. (8)...................      4,024,165    4,706,685
  2,905,000 Ledesma SA (1).........................      4,552,780    3,311,865
    400,000 IRSA Inversiones y Representaciones
             S.A. (4)..............................        946,292      956,047
     14,600 IRSA Inversiones y Representaciones
             S.A. GDR (4)..........................        309,976      350,400
                                                      ------------ ------------
                                                         9,833,213    9,324,997
                                                      ------------ ------------

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

   NUMBER                                                 COST        VALUE
 OF SHARES                                              (NOTE 1)     (NOTE 1)
 ----------                                           ------------ ------------

            COMMON AND PREFERRED STOCKS (continued)
             MISCELLANEOUS (3.38%)
    235,000 Minorco SA ADR (18)....................   $  5,244,216 $  6,403,750
    255,000 Freeport McMoRan Copper & Gold,
             Preferred Series "D' (d)(2)...........      5,158,025    5,514,375
     65,000 Banco Latinoamericano de Exportaciones
             SA (Bladex) (10)......................      2,224,459    2,624,375
    105,000 North European Oil Royalty Trust (7)...      1,417,645    1,365,000
     15,000 Safra Republic Holdings SA Bearer (10).      1,273,678    1,305,000
        345 Socfinasia (1).........................        366,343      414,317
     10,000 Vina Concha Y Toro S.A. (1)............        189,350      172,500
                                                      ------------ ------------
                                                        15,873,716   17,799,317
                                                      ------------ ------------
            TOTAL COMMON AND PREFERRED STOCKS......    366,563,007  385,383,463
                                                      ------------ ------------
 PRINCIPAL
   AMOUNT
 ----------
            BONDS, NOTES AND CONVERTIBLE BONDS
             U.S. DOLLAR CONVERTIBLE BONDS (3.34%)
 $1,500,000 Tubos de Acero de Mexico, SA 7 1/2% due
             6/12/1997 (7).........................      1,373,287    1,350,000
    500,000 PT Pabrik Kertas Tjiwi Kimia 7 1/4% due
             4/12/2001 (5).........................        491,186      494,375
    500,000 Acer Inc. 4% due 6/10/2001 (15)........      1,031,550    1,650,000
  3,130,000 Tung Ho Steel Enterprise Corp. 4% due
             7/26/2001 (3).........................      3,587,500    3,693,400
  1,250,000 International Container Services Corp.
             5% due 9/15/2001 (14).................        988,210    1,075,000
  1,860,000 S. Megga International Holdings 2.5%
             due 1/04/2002 (15)....................      1,527,906    1,404,300
    750,000 PT Inti Indorayon Utama 5 1/2% due
             10/01/2002 (5)........................        952,900      843,750
    500,000 Sincere Navigation Corp. 3 3/4% due
             5/26/2003 (14)........................        520,000      523,750
    150,000 Ssangyong Cement Co. 3% due 12/31/2005
             (6)...................................        173,250      183,750
  1,500,000 Far Eastern Textile 4% due 10/07/2006
             (18)..................................      1,712,350    1,710,000
  3,750,000 Cheil Foods & Chemicals Co. 3% due
             12/31/2006 (13).......................      4,498,980    4,631,250
                                                      ------------ ------------
                                                        16,857,119   17,559,575
                                                      ------------ ------------
             U.S. DOLLAR BONDS AND NOTES (8.63%)
    500,000 Banco Safra SA 7 3/4% due 12/16/1996
             (10)..................................        485,160      490,000
  1,500,000 A/S Eksportfinans 0% due 11/07/1997
             (d)(10)...............................      1,500,000    1,585,350
  1,680,000 Aracruz Celulose SA 9% due 7/22/1998
             (5)...................................      1,623,489    1,654,800
  3,250,000 Inversiones y Representaciones 8 7/8%
             due 3/03/1999 (4).....................      2,972,611    2,795,000
    300,000 Tubos de Acero de Mexico, SA 10 1/2%
             due 3/10/1999 (7).....................        288,201      255,510
    500,000 Republic of Turkey 9% due 6/15/1999
             (16)..................................        445,002      493,100
  1,000,000 Cemex SA 10% due 11/05/1999 (6)........        947,109      945,000
    500,000 P.T. Inti Indorayon Utama 9 1/8% due
             10/15/2000 (5)........................        438,753      472,500
  1,950,000 P.T. Pabrik Kertas Tjiwi Kimia 13 1/4%
             due 8/01/2001 (5).....................      2,029,250    2,096,250
  1,000,000 Aracruz Celulose SA 10 3/8% due
             1/31/2002 (5).........................        935,220      942,500
  1,000,000 Banco Safra SA 10 3/8% due 10/27/2002
             (b)(10)...............................        984,319      993,750
  4,000,000 Republic of Poland PDI 3 1/4% due
             10/27/2014 (16).......................      1,786,666    2,525,000

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

 PRINCIPAL                                                 COST        VALUE
   AMOUNT                                                (NOTE 1)     (NOTE 1)
 ----------                                            ------------ ------------

            BONDS, NOTES AND CONVERTIBLE BONDS
             (continued)
             U.S. DOLLAR BONDS AND NOTES (continued)
 $1,500,000 Republic of the Philippines Par "B' 5
             3/4% due 12/01/2017 (16)...............     $  947,895   $1,113,750
  1,500,000 Republic of Venezuela Par 6 3/4% due
             3/31/2020 (16).........................        699,759      766,875
  1,000,000 Central Bank of Nigeria Par 6 1/4% due
             11/15/2020 (16)........................        426,623      447,500
  6,250,000 Republic of Argentina Par 4 1/4% due
             3/31/2023 (16).........................      2,800,789    3,007,812
  2,861,100 Federal Republic of Brazil "C' Bonds 8%
             due 4/15/2014 (16).....................      1,218,774    1,519,959
  3,000,000 Federal Republic of Brazil Par 4 1/4%
             due 4/15/2024 (16).....................      1,231,387    1,451,250
  1,500,000 Republic of Ecuador Par 3% due 2/28/2025
             (16)...................................        489,698      489,375
  2,375,000 Federal Republic of Brazil IDU FRN due
             1/01/2001 (6.6875% @ 9/30/1995) (16)...      1,956,062    2,018,750
  1,000,000 Republic of the Philippines FRN due
             1/05/2005 (6.8125% @ 9/30/1995) (16)...        906,508      897,500
  6,600,000 Republic of Argentina FRB due 3/31/2005
             (7.3125% @ 9/30/1995) (16).............      4,673,944    4,100,343
    450,000 Federal Republic of Brazil EI FRN due
             4/15/2006 (7 1/4% @ 9/30/1995) (16)....        280,880      299,250
  2,000,000 Republic of Venezuela "B' Disc. FRN due
             3/31/2007 (7% @ 9/30/1995) (16)........        953,244    1,025,000
  1,500,000 Republic of Venezuela DCB FRN due
             12/18/2007 (6.8125% @ 9/30/1995) (16)..        776,724      759,375
    500,000 United Mexican States Aztec FRN due
             3/31/2008 (8.125% @ 9/30/1995) (16)....        438,603      451,250
    250,000 Republic of the Philippines DCB FRN due
             12/10/2009 (6.875% @ 9/30/1995) (16)...        214,989      220,312
    500,000 Republic of Bulgaria "A' Disc. FRN due
             7/28/2011 (6 3/4% @ 9/30/1995) (16)....        158,309      225,000
  1,000,000 Republic of Venezuela "A' Disc. FRN due
             3/31/2020 (7.1875% @ 9/30/1995) (16)...        535,904      532,500
    500,000 Federal Republic of Brazil Disc. FRN due
             4/15/2024 (7 1/4% @ 9/30/1995) (16)....        295,210      303,750
  2,250,000 Republic of Bulgaria "A' Disc. FRN due
             7/28/2024 (6 3/4% @ 9/30/1995) (16)....      1,078,366    1,133,437
  3,250,000 Republic of Poland Disc. FRN due
             10/27/2024 (7.125% @ 9/30/1995) (16)...      2,230,242    2,514,687
  1,000,000 Republic of Ecuador Disc. FRN due
             2/28/2025 (6.8125% @ 9/30/1995) (16)...        522,611      492,500
  1,500,000 Lonhro Finance plc FRN due 7/19/1997
             (7.125% @ 9/30/1995) (10)..............      1,494,678    1,492,575
    500,000 Vital Forsikring FRN due 12/22/2003
             (7.0625% @ 9/30/1995) (10).............        498,040      504,625
  1,500,000 Bergen Bank Floating Rate Perpetual Note
             (6% @ 9/30/1995) (10)..................      1,165,250    1,147,500

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

    PRINCIPAL                                             COST        VALUE
     AMOUNT                                             (NOTE 1)     (NOTE 1)
 ---------------                                      ------------ ------------

                 BONDS, NOTES AND CONVERTIBLE BONDS
                  (continued)
                  U.S. DOLLAR BONDS AND NOTES
                    (continued)
     $ 3,000,000 Christiania Bank Floating Rate
                  Perpetual Note (6.4375% @
                  9/30/1995) (10)..................    $ 2,326,250  $ 2,340,000
       1,000,000 Goldman Sachs Group L.P. Cocoa
                  Indexed Note 6 3/4% due
                  11/07/1995 (d)(10)...............      1,000,000      897,000
                                                      ------------ ------------
                                                        43,756,519   45,400,635
                                                      ------------ ------------
                  U.S. TREASURY NOTES (0.96%)
       3,000,000 U.S. Treasury Note 6 7/8% due
                  10/31/1996 (16)..................      2,978,938    3,035,625
       2,000,000 U.S. Treasury Note 7 1/2% due
                  12/31/1996 (16)..................      1,995,156    2,041,250
                                                      ------------ ------------
                                                         4,974,094    5,076,875
                                                      ------------ ------------
                  NON U.S. DOLLAR CONVERTIBLE BONDS
                    (3.36%)
 ECU   1,425,000 BCP Bank & Trust Co. 8 3/4% due
                  5/21/2002 (10)...................      1,867,688    1,911,732
 (Pounds)850,000 Lonhro Finance plc 6% due
                  2/27/2004 (10)...................      1,179,171    1,266,979
 FF   10,901,250 Compagnie Generale Des Eaux 6%
                  due 1/01/1998 (18)...............      2,262,508    2,473,314
 FF    1,000,000 Michelin 6% due 1/02/1998 (13)....        181,160      210,310
 FF    9,099,250 Promodes 5 1/2% due 1/01/2000
                  (12).............................      2,005,533    2,627,773
 FF   15,386,000 Immobiliere Hoteliere 5% due
                  1/01/2001 (4)....................      3,781,947    2,576,599
 FF    1,508,800 Crometal SA 4 1/2% due 1/01/2001
                  (18).............................         92,549      102,186
 FF   16,751,000 Euro Disney SCA 6 3/4% due
                  10/01/2001 (18)..................      2,376,151    3,149,546
 FF    3,247,500 Alcatel Alsthom 2 1/2% due
                  1/01/2004 (8)....................      1,153,949    1,115,733
 NZD   2,153,666 Shortland Properties 7 1/2% due
                  12/31/1998 (4)...................      1,069,133    1,239,878
 (Yen)88,000,000 Nippon Yusen Kabushiki 2% due
                  9/29/2000 (14)...................      1,027,039    1,025,929
                                                      ------------ ------------
                                                        16,996,828   17,699,979
                                                      ------------ ------------
                  NON U.S. DOLLAR BONDS AND NOTES
                    (2.04%)
 CAD   2,500,000 Province of Alberta 10 1/4% due
                  8/22/2001 (16)...................      1,846,733    2,080,305
 CAD     500,000 Province of Quebec 10 1/4% due
                  10/15/2001 (16)..................        377,818      414,011
 FF   10,000,000 United Mexican States Par 6.63%
                  due 12/31/2019 (16)..............      1,114,873    1,035,060
 FF    5,000,000 Republic of Venezuela Par 7.71%
                  due 3/31/2020 (16)...............        488,254      504,845
 SF      500,000 Scandinavian Air 5 3/4% Perpetual
                  Notes (14).......................        247,886      329,943
 NZD   2,000,000 Republic of New Zealand Government
                  Bond 10% due 3/15/2002 (16)......      1,357,823    1,453,724
 NZD     500,000 Telecom Corp. of New Zealand 9
                  1/4% due 7/1/2002 (18)...........        305,028      345,834
 NZD   1,500,000 Telecom Corp. of New Zealand 7
                  1/2% due 7/14/2003 (18)..........        857,438      946,214
 ZAR   4,500,000 Escom 15% due 10/01/1998 (18).....      1,079,040    1,248,357
 ZAR  10,000,000 Republic of South Africa 13% due
                  8/31/2010 (16)...................      1,922,502    2,390,272
                                                      ------------ ------------
                                                         9,597,395   10,748,565
                                                      ------------ ------------
                 TOTAL BONDS, NOTES AND CONVERTIBLE
                  BONDS............................     92,181,955   96,485,629
                                                      ------------ ------------

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

 PRINCIPAL                                             COST         VALUE
   AMOUNT                                            (NOTE 1)      (NOTE 1)
 ----------                                        ------------  ------------

            SHORT-TERM INVESTMENTS (6.71%)
 $3,407,000 Dover Corp. 5.73% due 10/02/1995....   $  3,406,458  $  3,406,458
  2,866,000 General Motors Acceptance Corp.
             6.75% due 10/02/1995...............      2,865,463     2,865,463
  4,924,000 American Express 5.70% due
             10/03/1995.........................      4,922,441     4,922,441
  3,082,000 Bridgestone/First Sumitomo 5.77% due
             10/04/1995.........................      3,080,519     3,080,519
  5,095,000 American Home Products Inc. 5.76%
             due 10/05/1995.....................      5,091,739     5,091,739
  4,994,000 Raytheon Co. 5.74% due 10/06/1995...      4,990,019     4,990,019
  2,824,000 McDonalds Corp. 5.70% due
             10/10/1995.........................      2,819,975     2,819,975
  1,313,000 AIG Funding Inc. 5.71% due
             10/11/1995.........................      1,310,917     1,310,917
  3,452,000 American Home Products Inc. 5.85%
             due 10/11/1995.....................      3,446,390     3,446,390
  3,406,000 Weyerhauser Co. 5.70% due
             10/24/1995.........................      3,393,596     3,393,596
                                                   ------------  ------------
            TOTAL SHORT-TERM INVESTMENTS........     35,327,517    35,327,517
                                                   ------------  ------------
            TOTAL INVESTMENTS (98.28%)..........   $494,072,479*  517,196,609**
                                                   ============
            Other assets in excess of
             liabilities (1.72%)................                    9,059,615
                                                                 ------------
            Net assets (100%)...................                 $526,256,224
                                                                 ============

-----------
(a) Non-income producing security.
(b) Can be sold only to qualified institutional buyers.
(c) Affiliate as defined by the Investment Company Act of 1940. Following is a summary of transactions with each such affiliate for the six-months ended September 30, 1995:

                             Purchases     Sales    Realized Dividend
        Affiliate           Shares Cost Shares Cost   Gain    Income
---------------------------------------------------------------------
Tasman Agriculture Limited    --    --    --    --     --    $40,833
Radio Pacific Limited         --    --    --    --     --     38,099

(d) Commodity linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity or commodity index.
* At September 30, 1995 cost is identical for both book and federal income tax purposes.
** Gross unrealized appreciation and depreciation of securities at September
   30, 1995 were $50,416,997 and $27,292,867, respectively. (Net appreciation was $23,124,130.)

FOREIGN CURRENCIES              INDUSTRY CLASSIFICATIONS
------------------              ------------------------
ECU--European                   (1) Agriculture                 (10) Financial Institutions
Currency Unit                   (2) Gold Related                (11) Media
(Pounds)--Pound Sterling        (3) Metals and Minerals         (12) Retail
FF--French Franc                (4) Real Estate                 (13) Consumer Products
NZD--New Zealand Dollar         (5) Paper and Forest Products   (14) Transportation
(Yen)--Japanese Yen             (6) Building Materials          (15) Technology
CAD--Canadian Dollar            (7) Energy                      (16) Governmental Issues
SF--Swiss Franc                 (8) Capital Goods               (17) Investment Companies
ZAR--South African Rand         (9) Multinational               (18) Miscellaneous



-----------
See Notes to Financial Statements.

                                SoGen Gold Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

   NUMBER                                                  COST        VALUE
  OF SHARES                                              (NOTE 1)    (NOTE 1)
 -----------                                            ----------- -----------

             COMMON AND PREFERRED STOCKS
              UNITED STATES (25.78%)
      87,500 Freeport McMoran Copper & Gold,
              Preferred Series "C' (c)...............   $ 3,166,614 $ 2,865,625
      45,000 Newmont Mining Corporation..............     1,890,562   1,912,500
      87,500 Freeport McMoran Copper & Gold,
              Preferred Series "D' (c)...............     1,848,341   1,892,187
      43,500 Freeport McMoran Copper & Gold,
              Preferred Series "B' (c)...............     1,625,157   1,527,937
      72,500 Homestake Mining Company................     1,476,585   1,232,500
      90,000 Santa Fe Pacific Gold Corporation.......     1,372,487   1,136,250
         845 Case Pomeroy & Company, Inc. Class "A'..       898,280     971,750
      65,000 Battle Mountain Gold Company Class "A'..       668,175     641,875
       6,500 Amax Gold Inc. $3.75 Conv. Pfd. Series
              "B'....................................       338,702     321,750
      15,000 Handy & Harman..........................       230,429     225,000
      20,000 Amax Gold Inc. (a)......................       148,175     122,500
                                                        ----------- -----------
                                                         13,663,507  12,849,874
                                                        ----------- -----------
              CANADA (15.13%)
      52,500 Euro-Nevada Mining Corporation Ltd. ....     1,361,333   2,015,092
      32,500 Franco-Nevada Mining Corp., Ltd.........     1,867,103   1,949,878
      47,500 Placer Dome Inc. .......................     1,064,125   1,246,875
      67,500 Cambior Inc. ...........................       907,798     716,880
     125,000 Royal Oak Mines Inc. (a)................       567,719     539,062
      25,000 Pan American Silver Corp. (a)...........        75,869     170,020
     150,000 Pan American Silver Corp. Warrants
              expire 10/20/1995 (a)..................           --      517,048
     155,000 Vengold Ltd. (a)........................       753,344     203,437
     130,000 Santa Elina Gold Corporation............       195,000     183,118
                                                        ----------- -----------
                                                          6,792,291   7,541,410
                                                        ----------- -----------
              AUSTRALIA (6.65%)
     200,000 Newcrest Mining Ltd.....................       861,250     877,192
     315,000 Eltin Limited...........................       986,296     700,316
     575,000 Orion Resources NL......................       753,021     652,222
     275,000 Posgold Ltd. (b)........................       589,872     513,648
     250,000 Kidston Gold Mines Ltd. ................       415,184     340,290
     200,000 Macraes Mining Company Limited..........       268,111     231,397
                                                        ----------- -----------
                                                          3,873,734   3,315,065
                                                        ----------- -----------
              SOUTH AFRICA (14.33%)
     125,000 Free State Consolidated Gold Mines Ltd.
              ADR....................................     1,645,462   1,437,500
     107,500 St. Helena Gold Mines Ltd. ADR..........     1,000,500     893,593
      40,336 Western Areas Gold Mining ADR...........       362,622     698,317
      50,000 DrieFontein Consolidated Ltd. ADR.......       598,351     687,500
      70,000 Harmony Gold Mining Ltd. ADR............       383,890     673,750
      50,000 Kloof Gold Mining Company Ltd. ADR......       529,322     562,500
     100,000 Loraine Gold Mines Ltd. ADR.............       307,725     342,300

                                SoGen Gold Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

   NUMBER                                                  COST        VALUE
  OF SHARES                                              (NOTE 1)    (NOTE 1)
 -----------                                            ----------- -----------

             COMMON AND PREFERRED STOCKS (continued)
              SOUTH AFRICA (continued)
     550,000 Perilya Mines NL........................   $   277,373 $   328,568
      35,500 JCI Ltd. ADR............................       200,653     303,791
       9,500 JCI Ltd. ...............................        61,564      81,296
      10,000 Gold Fields of South Africa.............       281,387     268,364
      31,250 Durban Roodepoort Deep Ltd..............       294,277     265,283
      40,000 Randfontein Estates Gold Mining Company
              Witwatersrand Ltd. ....................       371,937     260,148
       5,000 Randfontein Estates Gold Mining Company
              Witwatersrand Ltd. ADR.................        45,928      32,518
      26,272 Anglo American Platinum Co. ADR.........       140,544     172,669
      12,500 Anglo American Platinum Co. ............        93,426      82,152
      15,000 Loraine Gold Mines Ltd. ................        52,456      51,345
                                                        ----------- -----------
                                                          6,647,417   7,141,594
                                                        ----------- -----------
              SWITZERLAND (12.33%)
         505 Bank for International Settlements (U.S.
              Tranche)...............................     3,840,313   4,545,218
         205 Bank for International Settlements
              (French Tranche).......................     1,434,905   1,601,806
                                                        ----------- -----------
                                                          5,275,218   6,147,024
                                                        ----------- -----------
              MISCELLANEOUS (14.79%)
      75,000 Terra Mining AB.........................     1,749,916   1,338,726
     425,000 Lonrho plc..............................       930,564   1,119,108
     265,000 Industrias Penoles S.A. de C.V. ........       537,903     996,162
      12,000 Comptoir Lyon-Alemand-Louyot (a)........       909,256     993,657
     500,000 Minas de Arcata SA......................       971,132     915,178
 250,000,000 Manila Mining Corporation...............       981,303     815,582
      35,000 Ashanti Goldfields Company Limited GDR..       737,125     706,125
      18,000 Minorco SA ADR..........................       456,009     490,500
                                                        ----------- -----------
                                                          7,273,208   7,375,038
                                                        ----------- -----------
             TOTAL COMMON AND PREFERRED STOCKS.......    43,525,375  44,370,005
                                                        ----------- -----------
  PRINCIPAL
   AMOUNT
 -----------
             BONDS, NOTES AND CONVERTIBLE BONDS
              U.S. DOLLAR BOND (0.67%)
 $   400,000 Kingdom of Denmark 8.086% due 3/25/1997
              (c)....................................       300,049     332,000
                                                        ----------- -----------
              U.S. DOLLAR CONVERTIBLE BONDS (7.20%)
   1,000,000 Gold Mines of Kalgoorlie 7 1/2% due
              2/28/2000..............................     1,091,668   1,082,519
     250,000 Homestake Mining Company 5 1/2% due
              6/23/2000 (b)..........................       248,917     253,437
     500,000 Agnico Eagle Mines Limited 3 1/2% due
              1/27/2004..............................       376,367     431,250
   1,000,000 Coeur d'Alene Mines Corp. 6 3/8% due
              1/31/2004..............................     1,002,603     975,000
   1,000,000 Battle Mountain Gold Company 6% due
              1/04/2005..............................       842,014     847,500
                                                        ----------- -----------
                                                          3,561,569   3,589,706
                                                        ----------- -----------

                                SoGen Gold Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

    PRINCIPAL                                           COST         VALUE
     AMOUNT                                           (NOTE 1)     (NOTE 1)
 ---------------                                     -----------  -----------

                 BONDS, NOTES AND CONVERTIBLE
                    BONDS (continued)
                  NON U.S. DOLLAR CONVERTIBLE
                    BONDS (2.19%)
 A$      100,000 Macraes Mining Company Limited 7%
                  due 9/15/1998...................   $   214,188  $   124,773
 (Pounds)650,000 Lonhro Finance plc 6% due
                  2/27/2004.......................       907,789      968,866
                                                     -----------  -----------
                                                       1,121,977    1,093,639
                                                     -----------  -----------
                 TOTAL BONDS, NOTES AND
                  CONVERTIBLE BONDS...............     4,983,595    5,015,345
                                                     -----------  -----------
                 SHORT-TERM INVESTMENT (0.96%)
 $       480,000 J.P. Morgan & Co. 6 1/2% due
                  10/02/1995......................       479,913      479,913
                                                     -----------  -----------
                 TOTAL INVESTMENTS (100.03%)......   $48,988,883*  49,865,263**
                                                     ===========
                 Other liabilities in excess of
                  assets (-0.03%).................                    (13,578)
                                                                  -----------
                 Net assets (100%)................                $49,851,685
                                                                  ===========

-----------
(a) Non-income producing security.
(b) Can only be sold to qualified institutional buyers.
(c) Commodity linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
* At September 30, 1995 cost is identical for both book and federal income tax purposes.
** Gross unrealized appreciation and depreciation of securities at September
   30, 1995 were $4,469,744 and $3,593,364, respectively. (Net appreciation was $876,380.)

FOREIGN CURRENCIES
------------------
A$       -- Australian Dollar
(Pounds) -- Pound Sterling
-----------
See Notes to Financial Statements.

                               SoGen Money Fund

                            SCHEDULE OF INVESTMENTS
                              SEPTEMBER 30, 1995
                                  (UNAUDITED)

 CREDIT  PRINCIPAL                                       COST         VALUE
 RATING+   AMOUNT                                      (NOTE 1)     (NOTE 1)
 ------- ----------                                   -----------  -----------
                    U.S. TREASURY BILL (14.92%)
         $2,000,000 U.S. Treasury Bill 5.27% due
                     10/19/1995....................   $ 1,994,730  $ 1,994,730
                                                      -----------  -----------
                    COMMERCIAL PAPER (86.37%)
   A1+      402,000 Dover Corp. 5.73% due
                     10/02/1995....................       401,935      401,935
   A1       525,000 IBM Credit Corp. 5.72% due
                     10/03/1995....................       524,833      524,833
   A1       525,000 Xerox Credit Corp. 5.73% due
                     10/04/1995....................       524,749      524,749
   A1+      602,000 American Telephone & Telegraph
                     Co. 5.68% due 10/05/1995......       601,620      601,620
   A1+      501,000 Allianz of America Finance
                     5.73% due 10/06/1995..........       500,601      500,601
   A1+      477,000 McDonalds Corporation 5.70% due
                     10/10/1995....................       476,320      476,320
   A1+      485,000 Wal-Mart Stores, Inc. 5.71% due
                     10/10/1995....................       484,308      484,308
   A1+      170,000 R.R. Donnelly & Sons, Inc.
                     5.70% due 10/11/1995..........       169,731      169,731
   A1       295,000 H.J. Heinz & Co. 5.72% due
                     10/11/1995....................       294,531      294,531
   A1+      350,000 Knight Ridder Inc. 5.70% due
                     10/12/1995....................       349,390      349,390
   A1       392,000 Sony Capital Corp. 5.73% due
                     10/12/1995....................       391,314      391,314
   A1+      512,000 Motorola Credit Corp. 5.71% due
                     10/13/1995....................       511,026      511,026
   A1+      307,000 Fuji Photo Film Finance 5.73%
                     due 10/16/1995................       306,267      306,267
   A1+      300,000 General Electric Capital Corp.
                     5.69% due 10/16/1995..........       299,289      299,289
   A1       404,000 American Express Credit Corp.
                     5.70% due 10/17/1995..........       402,977      402,977
   A1+      510,000 Omnicom Finance Inc. 5.74% due
                     10/18/1995....................       508,618      508,618
   A1+      511,000 Reed Elsevier Inc. 5.71% due
                     10/19/1995....................       509,541      509,541
   A1       528,000 PepsiCo Inc. 5.70% due
                     10/20/1995....................       526,412      526,412
   A1       540,000 Bridgestone/Firestone Fuji
                     Corp. 5.75% due 10/23/1995....       538,103      538,103
   A1+      622,000 J.P. Morgan & Co., Inc. 5.70%
                     due 10/24/1995................       619,735      619,735
   A1+      600,000 Paccar Financial Corp. 5.70%
                     due 10/25/1995................       597,720      597,720
   A1       600,000 Hercules Inc. 5.73% due
                     10/27/1995....................       597,517      597,517
   A1+      478,000 Sandoz Corp. 5.70% due
                     10/30/1995....................       475,805      475,805
   A1       411,000 Bausch & Lomb Inc. 5.75% due
                     10/31/1995....................       409,031      409,031
   A1+      532,000 Southland Corp. 5.76% due
                     11/01/1995....................       529,361      529,631
                                                      -----------  -----------
                    TOTAL COMMERCIAL PAPER.........    11,550,734   11,550,734
                                                      -----------  -----------
                    TOTAL INVESTMENTS (101.29%)....   $13,545,464*  13,545,464
                                                      ===========
                    Other liabilities in excess of
                     assets (-1.29%)...............                   (171,496)
                                                                   -----------
                    Net assets (100%)..............                $13,373,968
                                                                   ===========

-----------
* At September 30, 1995 cost is identical for both book and federal income tax purposes.
+ Credit ratings given by Standard & Poor's Corporation. An A1+ or A1 rating indicates a short-term instrument of the highest quality. U.S. Government issues are assumed to be of the highest quality and carry the least investment risk.
-----------
See Notes to Financial Statements.

                               SoGen Funds, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

                                              SOGEN        SOGEN        SOGEN
                                          OVERSEAS FUND  GOLD FUND   MONEY FUND
                                          ------------- -----------  -----------
ASSETS:
 Investments, at value (cost:
  $494,072,479, $48,988,883 and
  $13,545,464, respectively)
  (Note 1)..............................  $517,196,609  $49,865,263  $13,545,464
 Cash...................................     2,271,849        6,533      --
 Receivable for forward currency
  contracts held, at value (Notes 1 and
  6)....................................   135,272,151       67,118      --
 Receivable for investment securities
  sold..................................     1,360,220      122,242      --
 Receivable for Fund shares sold........     1,173,964      150,132       30,495
 Accrued interest and dividends
  receivable............................     3,760,677      300,126      --
 Deferred organization costs (Note 1)...        22,297       22,402       22,290
 Prepaid expenses and other assets (Note
  1)....................................         6,834        2,313        1,085
                                          ------------  -----------  -----------
      TOTAL ASSETS......................   661,064,601   50,536,129   13,599,334
                                          ------------  -----------  -----------
LIABILITIES:
 Payable for forward currency contracts
  held, at value (Notes 1 and 6)........   130,842,127       67,561      --
 Payable for investment securities
  purchased.............................     2,438,008      --           --
 Payable for Fund shares redeemed.......       633,124      503,008      123,095
 Investment advisory fees payable (Note
  2)....................................       328,127       31,767       14,048
 Distribution fees payable (Note 3).....       356,562       37,811      --
 Directors' fees payable (Note 2).......         1,965          223           41
 Accrued expenses and other liabilities.       208,464       44,074       88,182
                                          ------------  -----------  -----------
      TOTAL LIABILITIES.................   134,808,377      684,444      225,366
                                          ------------  -----------  -----------
NET ASSETS:
 Capital stock (par value, $0.001 per
  share)................................        41,310        4,115       13,374
 Capital surplus........................   483,318,723   47,188,869   13,360,594
 Net unrealized appreciation
  (depreciation) on:
 Investments............................    23,124,130      876,380      --
 Forward currency contracts.............     4,430,024         (443)     --
 Foreign currency related transactions..        14,517        5,430      --
 Undistributed net realized gains on
  investments...........................     5,092,476    1,209,762      --
 Undistributed net investment income....    10,235,044      567,572      --
                                          ------------  -----------  -----------
      NET ASSETS (Note 1)...............  $526,256,224  $49,851,685  $13,373,968
                                          ============  ===========  ===========
NET ASSET VALUE PER SHARE (NAV) (based
 on 41,310,272, 4,115,023 and 13,373,968
 shares outstanding, respectively;
 1,000,000,000 shares authorized) (Note
 5).....................................  $      12.74  $     12.11  $      1.00
                                          ============  ===========  ===========
MAXIMUM OFFERING PRICE PER SHARE
 (NAV/96.25%; except SoGen Money Fund)..  $      13.24  $     12.58  $      1.00
                                          ============  ===========  ===========

-----------
See Notes to Financial Statements.

                               SoGen Funds, Inc.

                            STATEMENTS OF OPERATIONS
                  FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1995
                                  (UNAUDITED)

                                                SOGEN       SOGEN       SOGEN
                                            OVERSEAS FUND GOLD FUND   MONEY FUND
                                            ------------- ----------  ----------
INVESTMENT INCOME:
 Income:
 Interest (net of $29,826 and $12,554,
  foreign taxes withheld, respectively)...   $ 6,223,647  $  180,933   $340,601
 Dividends (net of $436,426 and $32,693,
  foreign taxes withheld, respectively)...     9,712,298     632,052      --
 Miscellaneous income.....................        49,140       9,498      --
                                             -----------  ----------   --------
  Total income from operations............    15,985,085     822,483    340,601
                                             -----------  ----------   --------
 Expenses:
  Investment advisory fees (Note 2).......     1,887,506     191,821     23,121
  Distribution fees (Note 3)..............       629,169      63,940      --
  Custodian fees..........................       344,836      11,522      5,326
  Shareholder servicing agent fees........       360,726      48,535      5,431
  Registration and filing fees............        78,954      16,967      9,546
  Audit fees..............................        18,647      16,127      7,499
  Printing................................        39,914       4,535        900
  Legal fees..............................        12,713       1,444        289
  Insurance...............................         5,035         753        376
  Directors' fees (Note 2)................        11,469       1,303        257
  Amortization of deferred organization
   costs (Note 1).........................         2,652       2,565      2,652
  Miscellaneous...........................         5,711       1,989        630
                                             -----------  ----------   --------
   Total expenses from operations.........     3,397,332     361,501     56,027
                                             -----------  ----------   --------
  Advisory fees waived (Note 2)...........       --           --        (12,200)
 Expense reduction due to earnings credits
   (Note 1)...............................       (17,838)     (9,986)      (474)
                                             -----------  ----------   --------
   Net expenses from operations...........     3,379,494     351,515     43,353
                                             -----------  ----------   --------
 Net investment income (Note 1)...........    12,605,591     470,968    297,248
                                             -----------  ----------   --------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS AND FOREIGN CURRENCY RELATED
 TRANSACTIONS (NOTES 1 AND 6):
 Net realized gains (losses) from:
  Investment transactions.................     4,209,070     947,423      --
  Foreign currency related transactions...    (5,369,760)    (12,310)     --
                                             -----------  ----------   --------
                                              (1,160,690)    935,113      --
                                             -----------  ----------   --------
 Change in unrealized appreciation
  (depreciation) of:
  Investments.............................    20,106,111   2,244,006      --
  Foreign currency related transactions...    11,421,745      (1,718)     --
                                             -----------  ----------   --------
                                              31,527,856   2,242,288      --
                                             -----------  ----------   --------
 Net gain on investments and foreign
  currency related transactions...........    30,367,166   3,177,401      --
                                             -----------  ----------   --------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS...............................   $42,972,757  $3,648,369   $297,248
                                             ===========  ==========   ========

-----------
See Notes to Financial Statements.

                               SoGen Funds, Inc.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                      SOGEN                        SOGEN                        SOGEN
                                  OVERSEAS FUND                  GOLD FUND                    MONEY FUND
                           ----------------------------  ---------------------------  ---------------------------
                            Six Months                    Six Months                   Six Months
                               Ended          Year           Ended          Year          Ended          Year
                           September 30,      Ended      September 30,     Ended      September 30,     Ended
                               1995         March 31,        1995        March 31,        1995        March 31,
                            (Unaudited)       1995        (Unaudited)       1995       (Unaudited)       1995
                           -------------  -------------  -------------  ------------  -------------  ------------
 OPERATIONS:
 Net investment income...  $ 12,605,591   $   7,757,120  $    470,968   $    289,987  $    297,248   $    361,490
 Net realized gain
  (loss) from
  investments and
  foreign currency
  related transactions...    (1,160,690)     (1,619,392)      935,113        586,012       --             --
 Increase (decrease) in
  unrealized
  appreciation
  (depreciation) of
  investments and
  foreign currency
  related transactions...    31,527,856      (7,505,563)    2,242,288     (1,662,176)      --             --
                           ------------   -------------  ------------   ------------  ------------   ------------
  Net increase
   (decrease) in net
   assets resulting from
   operations............    42,972,757      (1,367,835)    3,648,369       (786,177)      297,248        361,490
                           ------------   -------------  ------------   ------------  ------------   ------------
 DISTRIBUTIONS TO
  SHAREHOLDERS:
 Dividends paid from net
  investment income......       --           (1,906,899)      --            (151,079)     (297,248)      (361,490)
 Distributions paid from
  net realized gains
  from investment
  transactions...........       --             (635,696)      --            (350,932)      --             --
                           ------------   -------------  ------------   ------------  ------------   ------------
  Decrease in net assets
   resulting from
   distributions.........       --           (2,542,595)      --            (502,011)     (297,248)      (361,490)
                           ------------   -------------  ------------   ------------  ------------   ------------
 FUND SHARE TRANSACTIONS
  (NOTE 5):
 Net proceeds from
  shares sold............   128,835,710     457,569,392    18,352,100     45,668,688    19,466,400     23,186,248
 Net asset value of
  shares issued for
  reinvested dividends...       --            2,438,757       --             454,913       276,013        316,067
 Cost of shares
  redeemed...............   (84,782,411)   (136,710,958)  (23,070,741)   (16,319,571)  (16,813,023)   (19,449,566)
                           ------------   -------------  ------------   ------------  ------------   ------------
  Increase in net assets
   from Fund share
   transactions..........    44,053,299     323,297,191    (4,718,641)    29,804,030     2,929,390      4,052,749
                           ------------   -------------  ------------   ------------  ------------   ------------
   Net increase in net
    assets...............    87,026,056     319,386,761    (1,070,272)    28,515,842     2,929,390      4,052,749
 NET ASSETS (NOTE 1):
 Beginning of period.....   439,230,168     119,843,407    50,921,957     22,406,115    10,444,578      6,391,829
                           ------------   -------------  ------------   ------------  ------------   ------------
 End of period
  (including
  undistributed net
  investment income of
  $10,235,044,
  $2,999,213, $567,572
  and $108,914,
  respectively)..........  $526,256,224   $ 439,230,168  $ 49,851,685   $ 50,921,957  $ 13,373,968   $ 10,444,578
                           ============   =============  ============   ============  ============   ============

-----------
See Notes to Financial Statements.

                               SoGen Funds, Inc.

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

  SoGen Overseas Fund, SoGen Gold Fund and SoGen Money Fund are three separate portfolios of SoGen Funds, Inc. (the "Company"), an open-end management in-vestment company registered under the Investment Company Act of 1940, as amended (each individually a "Fund" or collectively the "Funds"). The follow-ing is a summary of significant accounting policies adhered to by the Funds.

  a) SECURITY VALUATION--In the case of SoGen Overseas Fund and SoGen Gold Fund, portfolio securities are valued based on market quotations where avail-able. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. In the case of SoGen Money Fund, portfolio securities are valued at their amortized cost, which approxi-mates market value, subject to guidelines and procedures established by the Board of Directors in accordance with applicable SEC regulations. Securities for which current market quotations are not readily available and any re-stricted securities are valued at fair value as determined in good faith by the Board of Directors.

  b) DEFERRED ORGANIZATION COSTS AND PREPAID EXPENSES--Costs incurred in con-nection with the organization of the Funds have been paid initially by Societe Generale Asset Management Corp. ("SOGEN A.M. Corp."), investment adviser to the Funds. These costs are amortized on a straight-line basis over a sixty-month period from the date each Fund commences investment operations.

  c) SECURITY TRANSACTIONS AND INCOME--Security transactions are accounted for on a trade-date basis. The specific identification method is used in determin-ing realized gains and losses from security transactions. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the ac-crual basis. In computing investment income, each Fund amortizes discounts on debt obligations; however, premiums are not amortized.

  d) EXPENSES--Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds are allocated to each Fund in pro-portion to its relative net assets. Earnings credits reduce custodian fees and shareholder servicing agent fees by the amount of interest earned on balances with such service providers.

  e) FOREIGN CURRENCY TRANSLATION (SOGEN OVERSEAS FUND AND SOGEN GOLD FUND)-- The market values of securities which are not traded in U.S. currency are re-corded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such se-curities are translated at exchange rates prevailing when acquired. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

                               SoGen Funds, Inc.

  The net assets of each of SoGen Overseas Fund and SoGen Gold Fund are pre-sented at the foreign exchange rates and market values at the close of the pe-riod. Neither Fund isolates that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the equity securities. However, for federal income tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

  f) FORWARD CURRENCY CONTRACTS (SOGEN OVERSEAS FUND AND SOGEN GOLD FUND)--In connection with portfolio purchases and sales of securities denominated in foreign currencies, SoGen Overseas Fund and SoGen Gold Fund may enter into forward currency contracts. Additionally, each Fund may enter into such con-tracts to hedge certain other foreign currency denominated investments. These contracts are valued at current market, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

  g) U.S. INCOME TAXES--No provision has been made for U.S. federal income taxes since it is the intention of each Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of the In-ternal Revenue Code for a regulated investment company. SoGen Overseas Fund and SoGen Gold Fund declare and pay such income dividends and capital gains distributions on an annual basis. SoGen Money Fund declares daily dividends, equivalent to net investment income, which are paid on a monthly basis.

  h) RECLASSIFICATION OF CAPITAL ACCOUNTS--On the statements of assets and liabilities, as a result of certain differences in the computation of net investment income and net realized capital gains under federal income tax rules and regulations versus generally accepted accounting principles, a reclassification has been made to decrease undistributed net investment income and increase undistributed net realized gains on investments in the amounts of $5,369,760 and $12,310 for SoGen Overseas Fund and SoGen Gold Fund, respectively.

NOTE 2--INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATED PERSONS

  Under the terms of an investment advisory agreement dated August 17, 1993, each Fund pays SOGEN A.M. Corp. a monthly advisory fee for advisory services and facilities furnished, at an annual rate of the average daily net assets of that Fund as follows: SoGen Overseas Fund at 0.75%, SoGen Gold Fund at 0.75% and SoGen Money Fund at 0.40%. SOGEN A.M. Corp. has agreed to waive its advi-sory fee and, if necessary, reimburse SoGen Money Fund through July 31, 1996 to the extent that SoGen Money Fund's aggregate expenses exceed 0.75%.

                               SoGen Funds, Inc.

Expense reimbursements are accrued daily and paid monthly. For the six months ended September 30, 1995, the investment advisory fees paid or payable to SOGEN A.M. Corp. were $1,887,506 and $191,821 for SoGen Overseas Fund and SoGen Gold Fund, respectively. For the same period, $12,200 of the investment advisory fee of $23,121 for SoGen Money Fund was waived by SOGEN A.M. Corp.

  For the six months ended September 30, 1995, Societe Generale Securities Corporation ("SGSC"), the principal underwriter, realized $207,980 and $33,223 in dealer's and underwriter's commissions, after reallowance to others, per-taining to the sale of shares of SoGen Overseas Fund and SoGen Gold Fund, re-spectively. For the same period, Societe Generale or its affiliates received $21,084 and $300 in broker's commissions for portfolio transactions executed on behalf of SoGen Overseas Fund and SoGen Gold Fund, respectively.

  Each director who is not an officer of the Company or an employee of SOGEN A.M. Corp., SGSC or its corporate affiliates is paid an annual fee of $6,000 plus $1,000 for each meeting attended. For the six months ended September 30, 1995, such fees amounted to $11,469, $1,303 and $257 for SoGen Overseas Fund, SoGen Gold Fund and SoGen Money Fund, respectively.

NOTE 3--PLAN OF DISTRIBUTION (SOGEN OVERSEAS FUND AND SOGEN GOLD FUND)

  The Company has entered into a Distribution Plan and Agreement (the "Plan") with SGSC, pursuant to the provisions of Rule 12b-1 under the Investment Com-pany Act of 1940, whereby SoGen Overseas Fund and SoGen Gold Fund pay SGSC quarterly, a distribution fee at an annual rate of up to 0.25% of each Fund's average daily net assets. Under the Plan, SGSC must apply the full amounts re-ceived from a Fund to actual distribution expenses incurred during the Fund's fiscal year, including the payment of fees to dealers selling shares of the Fund, the payment of advertising costs and the payment for the printing and distribution of prospectuses to prospective investors.

  SGSC bears distribution costs of a Fund to the extent they exceed payments received under the Plan. For the six months ended September 30, 1995, the dis-tribution fees paid or payable to SGSC by SoGen Overseas Fund and SoGen Gold Fund were $629,169 and $63,940, respectively.

NOTE 4--PURCHASES AND SALES OF SECURITIES

  During the six months ended September 30, 1995, the aggregate cost of pur-chases of investments, excluding short-term securities, totaled $105,267,691 and $4,312,772 for SoGen Overseas Fund and SoGen Gold Fund, respectively, and proceeds from sales of investments, excluding short-term securities, totaled $13,451,741 and $6,402,598, for SoGen Overseas Fund and SoGen Gold Fund, re-spectively.

                               SoGen Funds, Inc.

NOTE 5--CAPITAL STOCK

  Transactions in shares of capital stock were as follows:

                                             SOGEN       SOGEN        SOGEN
                                           OVERSEAS       GOLD        MONEY
                                             FUND         FUND        FUND
                                          -----------  ----------  -----------
SIX MONTHS ENDED SEPTEMBER 30, 1995
 Shares sold.............................  10,477,287   1,530,034   19,466,400
 Shares issued for reinvested dividends
   and distributions.....................     --           --          276,013
 Shares redeemed.........................  (6,851,247) (1,930,071) (16,813,023)
                                          -----------  ----------  -----------
  Net increase (decrease)................   3,626,040    (400,037)   2,929,390
                                          ===========  ==========  ===========
YEAR ENDED MARCH 31, 1995
 Shares sold.............................  38,869,967   3,975,551   23,186,248
 Shares issued for reinvested dividends
   and distributions.....................     210,057      41,850      316,067
 Shares redeemed......................... (11,783,021) (1,463,994) (19,449,566)
                                          -----------  ----------  -----------
  Net increase...........................  27,297,003   2,553,407    4,052,749
                                          ===========  ==========  ===========

NOTE 6--COMMITMENTS

  As of September 30, 1995, SoGen Overseas Fund and SoGen Gold Fund had en-tered into forward currency contracts, as summarized below, resulting in net unrealized appreciation (depreciation) of $4,430,024 and ($443), respectively.

                                                U.S. $                                     U.S. $
SETTLEMENT                                     VALUE AT                                   VALUE AT
  DATES               CURRENCY TO            SEPTEMBER 30,         CURRENCY TO          SEPTEMBER 30,
 THROUGH              BE DELIVERED               1995              BE RECEIVED              1995
----------            ------------           -------------         -----------          -------------
SOGEN OVERSEAS FUND:
 10/05/95          38,492 U.S. Dollar        $     38,492      51,432 Australian Dollar $     38,892
 10/10/95          59,633 U.S. Dollar              59,633   1,755,000 Belgian Franc           59,790
 10/06/95         371,451 U.S. Dollar             371,451     429,610 Swiss Franc            371,795
  2/09/96      20,555,789 Swiss Franc          17,957,782  17,726,489 U.S. Dollar         17,726,489
  2/09/96      30,000,000 Deutsche Mark        21,102,019  21,275,912 U.S. Dollar         21,275,912
 10/31/95         972,300 U.S. Dollar             972,300   4,791,675 French Franc           972,485
  2/09/96     250,000,000 French Franc         50,674,007  50,777,817 U.S. Dollar         50,777,817
 10/03/95         262,075 U.S. Dollar             262,075   2,026,152 Hong Kong Dollar       262,049
 10/31/95          60,873 U.S. Dollar              60,873  98,217,103 Italian Lira            60,817
 10/04/95         671,574 U.S. Dollar             671,574  66,881,997 Japanese Yen           672,181
  2/09/96   3,750,000,000 Japanese Yen         38,204,921  42,586,925 U.S. Dollar         42,586,925
 10/05/95         227,551 Singapore Dollar        159,853     159,999 U.S. Dollar            159,999
 10/03/95       1,121,625 South African Rand      307,147     307,000 U.S. Dollar            307,000
                                             ------------                               ------------
                                             $130,842,127                               $135,272,151
                                             ============                               ============
SOGEN GOLD FUND:
 10/02/95          90,650 Canadian Dollar    $     67,561      67,118 U.S. Dollar       $     67,118
                                             ============                               ============

                               SoGen Funds, Inc.

                              FINANCIAL HIGHLIGHTS

                                  SIX MONTHS
                                     ENDED           YEAR         PERIOD FROM
                                 SEPT. 30,1995      ENDED       AUGUST 31, 1993
                                  (UNAUDITED)   MARCH 31, 1995 TO MARCH 31, 1994
                                 -------------  -------------- -----------------
SOGEN OVERSEAS FUND
SELECTED PER SHARE DATA
Net asset value, beginning of
 period.........................   $  11.65        $  11.54        $  10.00
                                   --------        --------        --------
Income from investment
 operations:
 Net investment income (loss)...       0.30            0.27           (0.01)
 Net realized and unrealized
  gains (losses) on investments.       0.79           (0.09)           1.55
                                   --------        --------        --------
 Total from investment
  operations....................       1.09            0.18            1.54
                                   --------        --------        --------
Less distributions:
 Dividends from net investment
  income........................        --            (0.05)            --
 Distributions from capital
  gains.........................        --            (0.02)            --
                                   --------        --------        --------
 Total distributions............        --            (0.07)            --
                                   --------        --------        --------
Net asset value, end of period..   $  12.74        $  11.65        $  11.54
                                   ========        ========        ========
TOTAL RETURN++..................      18.71%*          1.56%          15.35%++
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
 (000's)........................   $526,256        $439,230        $119,843
Ratio of operating expenses to
 average net assets.............       1.35%**         1.40%           1.72%*
Ratio of net investment income
 to average net assets..........       5.05%**         2.29%          (0.23%)*
Portfolio turnover rate.........       3.19%           3.16%           6.11%
Average commission rate paid?...   $ 0.0331             --              --
                                  SIX MONTHS
                                     ENDED           YEAR         PERIOD FROM
                                 SEPT. 30,1995      ENDED       AUGUST 31, 1993
                                  (UNAUDITED)   MARCH 31, 1995 TO MARCH 31, 1994
                                 -------------  -------------- -----------------
SOGEN GOLD FUND
SELECTED PER SHARE DATA
Net asset value, beginning of
 period.........................   $  11.28        $  11.42        $  10.00
                                   --------        --------        --------
Income from investment
 operations:
 Net investment income (loss)...       0.12            0.05           (0.01)
 Net realized and unrealized
  gains (losses) on investments.       0.71           (0.07)           1.43
                                   --------        --------        --------
 Total from investment
  operations....................       0.83           (0.02)           1.42
                                   --------        --------        --------
Less distributions:
 Dividends from net investment
  income........................        --            (0.04)            --
 Distributions from capital
  gains.........................        --            (0.08)            --
                                   --------        --------        --------
 Total distributions............        --            (0.12)            --
                                   --------        --------        --------
Net asset value, end of period..   $  12.11        $  11.28        $  11.42
                                   ========        ========        ========
TOTAL RETURN++..................      14.72%*         (0.14%)         14.15%++
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
 (000's)........................   $ 49,852        $ 50,922        $ 22,406
Ratio of operating expenses to
 average net assets.............       1.39%**         1.46%           2.27%*
Ratio of net investment income
 to average net assets..........       1.86%**         0.79%          (0.32%)*
Portfolio turnover rate.........       8.83%          11.56%           4.55%
Average commission rate paid?...   $ 0.0002             --              --

-----------
See Notes to Financial Statements.

                               SoGen Funds, Inc.

                                   SIX MONTHS
                                     ENDED           YEAR         PERIOD FROM
                                 SEPT. 30, 1995     ENDED       AUGUST 31, 1993
                                  (UNAUDITED)   MARCH 31, 1995 TO MARCH 31, 1994
                                 -------------- -------------- -----------------
SOGEN MONEY FUND
SELECTED PER SHARE DATA
Net asset value, beginning of
 period........................     $  1.00        $  1.00          $ 1.00
                                    -------        -------          ------
Income from investment
 operations:
 Net investment income.........        0.03           0.04            0.01
 Net realized and unrealized
  gains on investments.........         --             --              --
                                    -------        -------          ------
 Total from investment
  operations...................        0.03           0.04            0.01
                                    -------        -------          ------
Less distributions:
 Dividends from net investment
  income.......................       (0.03)         (0.04)          (0.01)
 Distributions from capital
  gains........................         --             --              --
                                    -------        -------          ------
 Total distributions...........       (0.03)         (0.04)          (0.01)
                                    -------        -------          ------
Net asset value, end of period.     $  1.00        $  1.00          $ 1.00
                                    =======        =======          ======
TOTAL RETURN...................        5.13%*         4.13%           1.25%++
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
 (000's).......................     $13,374        $10,445          $6,392
Ratio of operating expenses to
 average net assets............        0.75%*+        0.75%+          0.75%*+
Ratio of net investment income
 to average net assets.........        5.13%*+        4.14%+          2.18%*+

-----------
 * Annualized.
** The annualized ratios of operating expenses to average net assets and net investment income to average net assets for the six months ended September 30, 1995 for SoGen Overseas Fund would have been 1.36% and 5.04%, respectively, and for SoGen Gold Fund 1.42% and 1.82%, respectively, without the effect of the earnings credits.
 + The ratios (annualized in the case of a partial year) of operating expenses to average net assets and net investment income to average net assets of SoGen Money Fund would have been 0.97% and 4.91%, respectively, for the six months ended September 30, 1995; 1.55% and 3.34%, respectively, for the year ended March 31, 1995; and 4.00% and (1.07%), respectively, for the period August 31, 1993 to March 31, 1994 without the effect of the earnings credits and the investment advisory fee waiver and expense reimbursement provided by SOGEN A.M. Corp.
++ Total returns disclosed for the period ended March 31, 1994 are not annualized. Annualized total returns for the period ended March 31, 1994 were 26.40%, 24.34% and 2.14% for SoGen Overseas Fund, SoGen Gold Fund and SoGen Money Fund, respectively.
++ Does not give effect to deduction of the sales load.
 o Average commission rate paid is expressed on a per share basis. Not all commissions are computed on a per share basis; therefore, commissions expressed as a percentage of transactions may be higher.
-----------
See Notes to Financial Statements.

                               SoGen Funds, Inc.
                          1221 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10020
DIRECTORS AND OFFICERS
----------------------

DIRECTORS
Jean-Marie Eveillard     Dominique Raillard
Jean-Pierre Gentil       Nathan Snyder
Fred J. Meyer

OFFICERS
Jean-Pierre Gentil........................................Chairman of the Board
Jean-Marie Eveillard..................................................President
Philip J. Bafundo.......................Vice President, Secretary and Treasurer
Elizabeth Tobin..........................Vice President and Assistant Secretary
Ignatius Chithelen...............................................Vice President
Edwin S. Olsen...................................................Vice President
Catherine A. Shaffer.............................................Vice President
Charles de Vaulx.................................................Vice President
Lynn L. Chin...................Assistant Vice President and Assistant Treasurer
Richard M. Boyer.......................................Assistant Vice President
Howard Chin............................................Assistant Vice President
John L. DeVita.........................................Assistant Vice President
Howard C. Monaghan.....................................Assistant Vice President

INVESTMENT ADVISER
------------------

Societe Generale Asset Management Corp.
1221 Avenue of the Americas
New York, NY 10020

UNDERWRITER
-----------

Societe Generale Securities Corporation
1221 Avenue of the Americas
New York, NY 10020
(800) 334-2143

LEGAL COUNSEL
-------------

Dechert Price & Rhoads
477 Madison Avenue
New York, NY 10022

INDEPENDENT AUDITORS
--------------------

KPMG Peat Marwick LLP
345 Park Avenue
New York, NY 10154

CUSTODIAN
---------

Investors Fiduciary Trust Company
127 West 10th Street
Kansas City, MO 64105

SHAREHOLDER SERVICING AGENT
---------------------------

The Shareholder Services Group
One Exchange Place
Boston, MA 02109 (800) 443-7046

The financial information included herein is taken from the records of the Company without examination by the Company's independent auditors, who do not express an opinion thereon.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of SoGen Funds, Inc.

(ART)  SoGen Funds, Inc.
       1221 Avenue of the Americas
       New York, NY 10020